Bridge Builder Large Cap Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.10%
Communication Services – 5.32%
Activision Blizzard, Inc.(1)	56,355	$3,351,995
Alphabet, Inc. - Class C(1)	110,081	128,003,288
AT&T, Inc.	574,353	16,742,390
CenturyLink, Inc.	85,785	811,526
Charter Communications, Inc. - Class A(1)	4,861	2,120,903
Cinemark Holdings, Inc.	8,252	84,088
Comcast Corp. - Class A	4,285,662	147,341,060
Discovery, Inc. - Class A(1)	12,315	239,404
Discovery, Inc. - Class C(1)	26,556	465,792
DISH Network Corp. - Class A(1)	20,325	406,297
Electronic Arts, Inc.(1)	2,199	220,274
Facebook, Inc. - Class A(1)	459,255	76,603,734
Fox Corp. - Class A	24,216	572,224
Fox Corp. - Class B	11,184	255,890
GCI Liberty, Inc. - Class A(1)	84,399	4,808,211
InterActiveCorp(1)	2,444	438,038
Interpublic Group of Companies, Inc.	27,465	444,658
John Wiley & Sons, Inc. - Class A	3,454	129,490
Liberty Broadband Corp. - Class A(1)	1,937	207,259
Liberty Broadband Corp. - Class C(1)	8,291	917,979
Liberty Media Corp.-Liberty Formula One - Class A(1)	2,069	53,422
Liberty Media Corp.-Liberty Formula One - Class C(1)	15,447	420,622
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	6,597	209,059
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	12,066	381,527
Lions Gate Entertainment Corp. - Class A(1)	3,979	24,192
Lions Gate Entertainment Corp. - Class B(1)	9,087	50,705
Madison Square Garden Co. - Class A(1)	1,314	277,793
New York Times Co. - Class A	10,402	319,445
News Corp. - Class A	29,968	268,963
News Corp. - Class B	9,482	85,243
Nexstar Media Group, Inc. - Class A	740	42,720
Omnicom Group, Inc.	7,933	435,522
Sinclair Broadcast Group, Inc. - Class A	236	3,795
Sprint Corp.(1)	44,578	384,262
Take-Two Interactive Software, Inc.(1)	4,724	560,314
Telephone & Data Systems, Inc.	7,633	127,929
T-Mobile US, Inc.(1)	11,762	986,832
TripAdvisor, Inc.	655	11,390
United States Cellular Corp.(1)	1,235	36,173
Verizon Communications, Inc.	325,585	17,493,682
ViacomCBS, Inc. - Class A	500	8,915
ViacomCBS, Inc. - Class B	1,362,676	19,091,091
Walt Disney Co.	137,348	13,267,817
Zillow Group, Inc. - Class A(1)	4,349	147,736
Zillow Group, Inc. - Class C(1)	9,989	359,804
Zynga, Inc. - Class A(1)	53,032	363,269

Total Communication Services		439,576,722

Consumer Discretionary – 11.54%
Aaron’s, Inc.	521,279	11,874,736
Advance Auto Parts, Inc.	470,546	43,911,353
Aptiv Plc	18,885	929,897

Aramark	1,808,155	36,108,855
AutoNation, Inc.(1)	1,677,040	47,057,742
Best Buy, Inc.	13,863	790,191
Booking Holdings, Inc.(1)	64,499	86,771,795
BorgWarner, Inc.	16,269	396,476
Brunswick Corp.	6,222	220,072
Caesars Entertainment Corp.(1)	45,314	306,323
Capri Holdings Ltd.(1)	6,359	68,614
CarMax, Inc.(1)	6,781	365,021
Carnival Corp.	31,578	415,882
Carter’s, Inc.	1,886	123,967
Choice Hotels International, Inc.	1,443	88,384
Cie Generale des Etablissements Michelin SCA	458,984	40,200,057
Columbia Sportswear Co.	764	53,304
Dick’s Sporting Goods, Inc.	4,694	99,794
Dollar General Corp.	390,434	58,959,438
Dollar Tree, Inc.(1)	8,487	623,540
DR Horton, Inc.	26,391	897,294
Dunkin’ Brands Group, Inc.	503	26,709
eBay, Inc.	1,639,848	49,293,831
Expedia Group, Inc.	1,400	78,778
Extended Stay America, Inc.	14,195	103,765
Foot Locker, Inc.	8,194	180,678
Ford Motor Co.	307,454	1,485,003
Frontdoor, Inc.(1)	6,760	235,113
Gap, Inc.	16,596	116,836
Garmin Ltd.	11,436	857,243
General Motors Co.	97,575	2,027,609
Gentex Corp.	19,666	435,799
Genuine Parts Co.	11,043	743,525
Goodyear Tire & Rubber Co.	18,833	109,608
Graham Holdings Co. - Class B	340	115,998
Grand Canyon Education, Inc.(1)	3,332	254,182
H&R Block, Inc.	13,173	185,476
Hanesbrands, Inc.	6,472	50,935
Harley-Davidson, Inc.	11,865	224,604
Hilton Grand Vacations, Inc.(1)	5,733	90,409
Home Depot, Inc.	302,944	56,562,674
Hyatt Hotels Corp. - Class A	2,767	132,539
International Game Technology Plc	8,371	49,807
Kohl’s Corp.	12,174	177,619
L Brands, Inc.	15,018	173,608
Las Vegas Sands Corp.	13,810	586,511
Lear Corp.	4,789	389,106
Leggett & Platt, Inc.	10,186	271,763
Lennar Corp. - Class A	1,343,572	51,324,450
Lennar Corp. - Class B	851	24,611
LKQ Corp.(1)	20,549	421,460
Lowes Companies, Inc.	619,366	53,296,444
Macy’s, Inc.	24,403	119,819
Marriott International, Inc. - Class A	615,405	46,038,448
Mattel, Inc.(1)	8,531	75,158
McDonald’s Corp.	616,886	102,002,100
MGM Resorts International	3,061,258	36,122,844
Mohawk Industries, Inc.(1)	4,604	351,009
Newell Brands, Inc.	29,696	394,363
NIKE, Inc. - Class B	959,281	79,370,910
Norwegian Cruise Line Holdings Ltd.(1)	13,455	147,467

Penske Automotive Group, Inc.	2,729	76,412
Polaris Industries, Inc.	474	22,823
PulteGroup, Inc.	19,912	444,436
PVH Corp.	5,682	213,870
Qurate Retail, Inc.(1)	29,855	182,265
Ralph Lauren Corp. - Class A	3,752	250,746
Royal Caribbean Cruises Ltd.	13,570	436,547
SeaWorld Entertainment, Inc.(1)	2,171,391	23,928,729
Service Corp. International	8,968	350,738
ServiceMaster Global Holdings, Inc.(1)	8,869	239,463
Six Flags Entertainment Corp.	5,614	70,400
Skechers U.S.A., Inc. - Class A(1)	6,464	153,455
Tapestry, Inc.	21,452	277,803
Target Corp.	36,487	3,392,196
Thor Industries, Inc.	4,169	175,848
Tiffany & Co.	9,482	1,227,919
TJX Companies, Inc.	1,668,161	79,754,777
Toll Brothers, Inc.	9,310	179,218
Under Armour, Inc. - Class A(1)	5,512	50,766
Under Armour, Inc. - Class C(1)	5,970	48,118
Urban Outfitters, Inc.(1)	5,425	77,252
Vail Resorts, Inc.	313	46,233
VF Corp.	487,373	26,357,132
Whirlpool Corp.	4,829	414,328
Williams-Sonoma, Inc.	4,935	209,836
Wyndham Destinations, Inc.	6,890	149,513
Wyndham Hotels & Resorts, Inc.	5,043	158,905
Wynn Resorts Ltd.	1,293	77,826
Yum China Holdings, Inc.	5,555	236,810
Yum! Brands, Inc.	2,612	179,000

Total Consumer Discretionary		954,294,910

Consumer Staples – 8.62%
Altria Group, Inc.	1,775,639	68,663,960
Archer-Daniels-Midland Co.	43,760	1,539,477
Beyond Meat Inc.(1)	3,767	250,882
Brown-Forman Corp. - Class A	193	9,916
Brown-Forman Corp. - Class B	870	48,294
Bunge Ltd.	10,841	444,806
Campbell Soup Co.	5,705	263,343
Casey’s General Stores, Inc.	2,179	288,696
Clorox Co.	1,809	313,409
Coca-Cola Co.	2,136,034	94,519,504
Coca-Cola European Partners Plc	1,380,789	51,821,011
Colgate-Palmolive Co.	1,256,557	83,385,123
Conagra Brands, Inc.	37,889	1,111,663
Constellation Brands, Inc. - Class A	12,459	1,786,122
Costco Wholesale Corp.	147,096	41,941,482
Coty, Inc. - Class A	22,968	118,515
Diageo Plc - ADR	449,570	57,149,338
Energizer Holdings, Inc.	5,009	151,522
Flowers Foods, Inc.	15,089	309,626
General Mills, Inc.	47,576	2,510,586
Grocery Outlet Holding Corp.(1)	3,462	118,885
Hain Celestial Group, Inc.(1)	6,328	164,338
Herbalife Nutrition Ltd.(1)	6,600	192,456
Hershey Co.	1,462	193,715
Hormel Foods Corp.	21,827	1,018,011
Ingredion, Inc.	5,237	395,394

Kellogg Co.	11,932	715,801
Keurig Dr Pepper, Inc.	18,747	454,990
Kimberly-Clark Corp.	26,845	3,432,670
Kraft Heinz Co.	49,048	1,213,448
Kroger Co.	62,437	1,880,602
Lamb Weston Holdings, Inc.	8,558	488,662
McCormick & Co., Inc.	3,422	483,221
Molson Coors Brewing Co. - Class B	13,644	532,252
Mondelez International, Inc. - Class A	111,794	5,598,644
Nu Skin Enterprises, Inc. - Class A	4,151	90,699
PepsiCo, Inc.	575,859	69,160,666
Philip Morris International, Inc.	973,695	71,040,787
Pilgrim’s Pride Corp.(1)	2,755	49,921
Post Holdings, Inc.(1)	2,789	231,403
Procter & Gamble Co.	814,623	89,608,530
Reynolds Consumer Products, Inc.	2,098	61,199
Seaboard Corp.	21	59,069
Spectrum Brands Holdings, Inc.	3,678	133,769
Sprouts Farmers Market, Inc.(1)	4,822	89,641
Swedish Match AB	340,670	19,288,619
Swedish Match AB - ADR	767,722	21,979,881
The J.M. Smucker Co.	8,632	958,152
TreeHouse Foods, Inc.(1)	3,602	159,028
Tyson Foods, Inc. - Class A	22,608	1,308,325
US Foods Holding Corp.(1)	17,227	305,090
Walgreens Boots Alliance, Inc.	59,250	2,710,688
Walmart, Inc.	109,318	12,420,711

Total Consumer Staples		713,166,542

Energy – 2.30%
Antero Midstream Corp.	18,822	39,526
Antero Resources Corp.(1)	20,854	14,867
Apache Corp.	29,595	123,707
Apergy Corp.(1)	6,911	39,738
Baker Hughes a GE Co. - Class A	51,449	540,214
Cabot Oil & Gas Corp.	11,914	204,802
Centennial Resource Development, Inc. - Class A(1)	12,973	3,412
Cheniere Energy, Inc.(1)	7,723	258,720
Chesapeake Energy Corp.(1)	90,155	15,570
Chevron Corp.	582,948	42,240,412
Cimarex Energy Co.	7,614	128,144
Concho Resources, Inc.	15,621	669,360
ConocoPhillips	85,410	2,630,628
Continental Resources, Inc.	6,872	52,502
Devon Energy Corp.	29,723	205,386
Diamondback Energy, Inc.	9,988	261,686
EOG Resources, Inc.	614,872	22,086,202
EQT Corp.	19,465	137,618
Equitrans Midstream Corp.	14,136	71,104
Exxon Mobil Corp.	333,024	12,644,921
Halliburton Co.	67,801	464,437
Helmerich & Payne, Inc.	8,163	127,751
Hess Corp.	1,070,521	35,648,349
HollyFrontier Corp.	11,735	287,625
Kinder Morgan, Inc.	153,401	2,135,342
Kosmos Energy Ltd.	34,913	31,268
Marathon Oil Corp.	63,933	210,340
Marathon Petroleum Corp.	50,591	1,194,959
Murphy Oil Corp.	10,677	65,450

National Oilwell Varco, Inc.	29,885	293,769
Noble Energy, Inc.	36,771	222,097
Occidental Petroleum Corp.	70,720	818,938
ONEOK, Inc.	22,156	483,222
Parsley Energy, Inc. - Class A	10,293	58,979
Patterson-UTI Energy, Inc.	13,866	32,585
PBF Energy, Inc. - Class A	9,172	64,938
Phillips 66	603,238	32,363,719
Pioneer Natural Resources Co.	7,458	523,179
Range Resources Corp.	15,058	34,332
Schlumberger Ltd.	108,918	1,469,304
Targa Resources Corp.	18,062	124,808
Transocean Ltd.(1)	46,151	53,535
Valero Energy Corp.	663,041	30,075,540
Williams Cos, Inc.	95,359	1,349,330
WPX Energy, Inc.(1)	32,282	98,460

Total Energy		190,600,775

Financials – 17.20%
Affiliated Managers Group, Inc.	3,891	230,114
Aflac, Inc.	57,097	1,955,001
AGNC Investment Corp.	42,459	449,216
Alleghany Corp.	983	542,960
Allstate Corp.	25,016	2,294,718
Ally Financial, Inc.	29,612	427,301
American Express Co.	1,383,298	118,424,142
American Financial Group, Inc.	5,764	403,941
American International Group, Inc.	1,298,448	31,487,364
American National Insurance Co.	631	51,982
Ameriprise Financial, Inc.	8,580	879,278
Annaly Capital Management, Inc.	112,238	569,047
Arch Capital Group Ltd.(1)	1,576,545	44,868,471
Arthur J. Gallagher & Co.	11,571	943,152
Associated Banc-Corp.	12,323	157,611
Assurant, Inc.	4,766	496,093
Assured Guaranty Ltd.	7,407	191,026
Athene Holding Ltd. - Class A(1)	6,397	158,774
Axis Capital Holdings Ltd.	5,762	222,701
Bank of America Corp.	628,869	13,350,889
Bank of Hawaii Corp.	3,103	171,410
Bank of New York Mellon Corp.	1,116,681	37,609,816
Bank OZK	9,726	162,424
BankUnited, Inc.	7,233	135,257
Berkshire Hathaway, Inc. - Class B(1)	1,047,684	191,548,066
BGC Partners, Inc. - Class A	22,490	56,675
BlackRock, Inc. - Class A	109,608	48,224,232
BOK Financial Corp.	2,603	110,784
Brighthouse Financial, Inc.(1)	8,289	200,345
Brown & Brown, Inc.	17,515	634,393
Capital One Financial Corp.	35,728	1,801,406
CBOE Global Markets, Inc.	6,512	581,196
Charles Schwab Corp.	36,232	1,218,120
Chimera Investment Corp.	14,906	135,645
Chubb Ltd.	1,070,212	119,531,978
Cincinnati Financial Corp.	11,962	902,533
CIT Group, Inc.	6,838	118,024
Citigroup, Inc.	1,693,655	71,336,749
Citizens Financial Group, Inc.	34,162	642,587
CME Group, Inc. - Class A	27,845	4,814,679

CNA Financial Corp.	2,155	66,891
Comerica, Inc.	10,440	306,310
Commerce Bancshares, Inc.	7,897	397,614
Credit Acceptance Corp.(1)	105	26,847
Cullen/Frost Bankers, Inc.	4,438	247,596
Discover Financial Services	15,882	566,511
E*TRADE Financial Corp.	1,350,222	46,339,619
East West Bancorp, Inc.	11,496	295,907
Eaton Vance Corp.	8,432	271,932
Equitable Holdings, Inc.	32,709	472,645
Erie Indemnity Co. - Class A	681	100,951
Evercore, Inc. - Class A	1,971	90,784
Everest Re Group Ltd.	2,192	421,785
Fidelity National Financial, Inc.	1,252,362	31,158,767
Fifth Third Bancorp	55,786	828,422
First American Financial Corp.	8,341	353,742
First Citizens BancShares, Inc. - Class A	552	183,744
First Hawaiian, Inc.	10,074	166,523
First Horizon National Corp.	24,095	194,206
First Republic Bank	10,943	900,390
FNB Corp.	25,594	188,628
Franklin Resources, Inc.	21,663	361,555
Globe Life, Inc.	8,348	600,806
Goldman Sachs Group, Inc.	356,164	55,059,393
Hanover Insurance Group, Inc.	2,987	270,562
Hartford Financial Services Group, Inc.	28,071	989,222
Huntington Bancshares, Inc.	79,749	654,739
Interactive Brokers Group, Inc. - Class A	4,344	187,530
Intercontinental Exchange, Inc.	26,005	2,099,904
Invesco Ltd.	29,580	268,586
Janus Henderson Group Plc	12,296	188,375
Jefferies Financial Group, Inc.	2,274,033	31,086,031
JPMorgan Chase & Co.	885,015	79,677,900
Kemper Corp.	4,052	301,347
KeyCorp	77,268	801,269
Lazard Ltd. - Class A	5,171	121,829
Legg Mason, Inc.	6,744	329,444
Lincoln National Corp.	15,623	411,197
Loews Corp.	19,395	675,528
M&T Bank Corp.	10,233	1,058,399
Markel Corp.(1)	978	907,476
Marsh & McLennan Companies, Inc.	693,373	59,949,030
Mercury General Corp.	2,207	89,869
MetLife, Inc.	61,152	1,869,417
MFA Financial, Inc.	34,709	53,799
MGIC Investment Corp.	27,487	174,542
Morgan Stanley	91,528	3,111,952
Nasdaq, Inc.	9,017	856,164
Navient Corp.	1,967,059	14,910,307
New Residential Investment Corp.	31,832	159,478
New York Community Bancorp, Inc.	5,038,156	47,308,285
Northern Trust Corp.	479,685	36,197,030
Old Republic International Corp.	22,361	341,005
OneMain Holdings, Inc. - Class A	4,917	94,013
PacWest Bancorp	9,173	164,380
People’s United Financial, Inc.	34,337	379,424
Pinnacle Financial Partners, Inc.	5,822	218,558
PNC Financial Services Group, Inc.	508,194	48,644,330

Popular, Inc.	7,283	254,905
Primerica, Inc.	918	81,225
Principal Financial Group, Inc.	21,396	670,551
Prosperity Bancshares, Inc.	6,432	310,344
Prudential Financial, Inc.	31,184	1,625,934
Raymond James Financial, Inc.	7,490	473,368
Regions Financial Corp.	75,770	679,657
Reinsurance Group of America, Inc. - Class A	4,908	412,959
RenaissanceRe Holdings Ltd.	2,113	315,513
Santander Consumer USA Holdings, Inc.	8,015	111,489
SEI Investments Co.	5,199	240,922
Signature Bank	2,077	166,970
SLM Corp.	4,426,323	31,825,262
Starwood Property Trust, Inc.	21,515	220,529
State Street Corp.	28,032	1,493,265
Sterling Bancorp	15,071	157,492
SVB Financial Group(1)	3,767	569,118
Synchrony Financial	3,326,464	53,522,806
Synovus Financial Corp.	10,179	178,743
T Rowe Price Group, Inc.	12,877	1,257,439
TCF Financial Corp.	11,837	268,226
TD Ameritrade Holding Corp.	2,707	93,825
Texas Capital Bancshares, Inc.(1)	3,813	84,534
TFS Financial Corp.	3,623	55,323
The Progressive Corp.	30,844	2,277,521
Travelers Companies, Inc.	16,786	1,667,689
Truist Financial Corp.	722,397	22,278,723
Two Harbors Investment Corp.	20,667	78,741
Umpqua Holdings Corp.	17,434	190,031
Unum Group	15,790	237,008
US Bancorp	685,842	23,627,257
Virtu Financial, Inc. - Class A	2,260	47,053
Voya Financial, Inc.	9,807	397,674
Webster Financial Corp.	7,253	166,094
Wells Fargo & Co.	1,421,138	40,786,661
Western Alliance Bancorp	6,700	205,087
White Mountains Insurance Group Ltd.	243	221,130
Willis Towers Watson Plc	362,018	61,488,757
Wintrust Financial Corp.	4,530	148,856
WR Berkley Corp.	11,353	592,286
Zions Bancorp N.A.	12,817	342,983

Total Financials		1,422,016,539

Healthcare – 14.37%
Abbott Laboratories	76,812	6,061,235
Acadia Healthcare Co., Inc.(1)	6,716	123,239
Adaptive Biotechnologies Corp.(1)	1,440	40,003
Agilent Technologies, Inc.	22,025	1,577,431
Agios Pharmaceuticals, Inc.(1)	4,304	152,706
Alexion Pharmaceuticals, Inc.(1)	4,104	368,498
Alkermes Plc(1)	12,012	173,213
Allergan Plc	437,745	77,524,640
Alnylam Pharmaceuticals, Inc.(1)	1,373	149,451
Amgen, Inc.	224,513	45,515,521
Anthem, Inc.	237,984	54,031,887
Avantor, Inc.(1)	7,203	89,965
Baxter International, Inc.	738,338	59,945,662
Becton Dickinson & Co.	19,268	4,427,208
Biogen, Inc.(1)	8,972	2,838,561

Bio-Rad Laboratories, Inc. - Class A(1)	1,656	580,527
Bluebird Bio, Inc.(1)	4,270	196,249
Bristol Myers Squibb Co.	75,972	4,234,679
Cantel Medical Corp.	1,363	48,932
Cardinal Health, Inc.	22,979	1,101,613
Catalent, Inc.(1)	12,004	623,608
Centene Corp.(1)	6,551	389,195
Change Healthcare, Inc.(1)	8,423	84,146
Cigna Corp.	20,001	3,543,777
Covetrus, Inc.(1)	8,325	67,766
CVS Health Corp.	944,352	56,028,404
Danaher Corp.	461,661	63,898,499
DaVita, Inc.(1)	6,807	517,740
Dentsply Sirona, Inc.	17,469	678,321
Elanco Animal Health, Inc.(1)	31,133	697,068
Encompass Health Corp.	3,838	245,747
Envista Holdings Corp.(1)	2,790,654	41,692,371
Exelixis, Inc.(1)	13,856	238,600
Fresenius Medical Care AG & Co. KGaA	999,177	65,222,271
Gilead Sciences, Inc.	85,886	6,420,837
HCA Healthcare, Inc.	8,461	760,221
Henry Schein, Inc.(1)	10,033	506,867
Hill-Rom Holdings, Inc.	2,515	253,009
Hologic, Inc.(1)	638,181	22,400,153
Horizon Therapeutics Plc(1)	12,856	380,795
Humana, Inc.	5,940	1,865,279
ICU Medical, Inc.(1)	1,064	214,683
Integra LifeSciences Holdings Corp.(1)	5,495	245,462
IQVIA Holdings, Inc.(1)	7,985	861,262
Jazz Pharmaceuticals Plc(1)	471	46,978
Johnson & Johnson	886,592	116,258,809
Laboratory Corp. of America Holdings(1)	7,150	903,689
McKesson Corp.	11,293	1,527,491
MEDNAX, Inc.(1)	6,527	75,974
Medtronic Plc	2,230,490	201,145,588
Merck & Co., Inc.	993,893	76,470,127
Moderna, Inc.(1)	1,619	48,489
Molina Healthcare, Inc.(1)	1,025	143,203
Mylan NV(1)	40,499	603,840
Nektar Therapeutics - Class A(1)	11,346	202,526
PerkinElmer, Inc.	6,749	508,065
Perrigo Co. Plc	9,849	473,638
Pfizer, Inc.	437,677	14,285,777
PPD, Inc.(1)	2,090	37,223
Premier, Inc. - Class A(1)	4,974	162,749
QIAGEN NV(1)	17,371	722,634
Quest Diagnostics, Inc.	10,464	840,259
Regeneron Pharmaceuticals, Inc.(1)	5,103	2,491,744
Sanofi - ADR	1,761,523	77,013,786
STERIS Plc	6,168	863,335
The Cooper Companies, Inc.	3,307	911,641
Thermo Fisher Scientific, Inc.	10,005	2,837,418
United Therapeutics Corp.(1)	3,351	317,759
UnitedHealth Group, Inc.	643,229	160,408,448
Universal Health Services, Inc. - Class B	6,146	608,946
West Pharmaceutical Services, Inc.	1,418	215,891
Zimmer Biomet Holdings, Inc.	16,117	1,629,106

Total Healthcare		1,188,772,434

Industrials – 15.50%
3M Co.	263,113	35,917,556
Acuity Brands, Inc.	2,288	195,990
ADT, Inc.	8,382	36,210
AECOM(1)	11,752	350,797
AGCO Corp.	4,848	229,068
Air Lease Corp. - Class A	2,734,791	60,548,273
Airbus SE	116,674	7,523,361
Airbus SE - ADR	1,606,070	25,938,031
Alaska Air Group, Inc.	5,142	146,393
Allegion Plc	1,815	167,016
AMERCO	706	205,128
American Airlines Group, Inc.	27,619	336,676
AMETEK, Inc.	3,661	263,665
AO Smith Corp.	8,913	337,001
Arconic, Inc.	30,326	487,036
BWX Technologies, Inc.	782,153	38,098,673
Canadian National Railway Co.	783,531	60,825,512
Carlisle Companies, Inc.	605	75,794
Caterpillar, Inc.	38,870	4,510,475
CH Robinson Worldwide, Inc.	2,468	163,382
Clean Harbors, Inc.(1)	4,020	206,387
Colfax Corp.(1)	7,191	142,382
Copa Holdings SA - Class A	2,396	108,515
CoreLogic, Inc.	5,940	181,408
Crane Co.	3,932	193,376
CSX Corp.	37,126	2,127,320
Cummins, Inc.	11,529	1,560,104
Curtiss-Wright Corp.	3,306	305,507
Deere & Co.	688,911	95,179,944
Delta Air Lines, Inc.	35,792	1,021,146
Dover Corp.	6,391	536,461
Eaton Corp. Plc	32,450	2,521,041
Emerson Electric Co.	43,963	2,094,837
Equifax, Inc.	1,418	169,380
Expeditors International of Washington, Inc.	3,814	254,470
Fastenal Co.	4,216	131,750
FedEx Corp.	579,700	70,294,422
Flowserve Corp.	8,022	191,646
Fluor Corp.	10,813	74,718
Fortive Corp.	18,022	994,634
Fortune Brands Home & Security, Inc.	7,537	325,975
Gates Industrial Corp. Plc(1)	3,281	24,214
General Dynamics Corp.	498,695	65,982,335
General Electric Co.	7,406,968	58,811,326
GrafTech International Ltd.	4,132	33,552
HD Supply Holdings, Inc.(1)	12,645	359,497
Hexcel Corp.	550	20,454
Honeywell International, Inc.	388,446	51,970,190
Hubbell, Inc. - Class B	1,900	218,006
Huntington Ingalls Industries, Inc.	625	113,881
IAA, Inc.(1)	996	29,840
IDEX Corp.	2,966	409,634
IHS Markit Ltd.	11,355	681,300
Ingersoll Rand, Inc.(1)	11,352	281,530
ITT, Inc.	6,973	316,295
Jacobs Engineering Group, Inc.	765,481	60,679,679
JB Hunt Transport Services, Inc.	519,769	47,938,295

JetBlue Airways Corp.(1)	20,326	181,918
Johnson Controls International Plc	60,085	1,619,892
Kansas City Southern	7,533	958,047
KAR Auction Services, Inc.	788	9,456
Kirby Corp.(1)	4,626	201,092
Knight-Swift Transportation Holdings, Inc. - Class A	9,534	312,715
L3Harris Technologies, Inc.	8,627	1,553,895
Landstar System, Inc.	315	30,196
Lennox International, Inc.	231	41,993
Lincoln Electric Holdings, Inc.	218	15,042
Lockheed Martin Corp.	151,668	51,407,869
Lyft, Inc. - Class A(1)	13,718	368,328
Macquarie Infrastructure Corp.	5,672	143,218
ManpowerGroup, Inc.	4,640	245,874
Masco Corp.	21,739	751,517
MSC Industrial Direct Co., Inc. - Class A	3,488	191,735
Nielsen Holdings Plc	24,721	310,001
Nordson Corp.	387	52,272
Norfolk Southern Corp.	17,559	2,563,614
Northrop Grumman Corp.	156,267	47,278,581
nVent Electric Plc	11,831	199,589
Old Dominion Freight Line, Inc.	4,397	577,150
Oshkosh Corp.	5,395	347,060
Owens Corning	947,187	36,760,327
PACCAR, Inc.	26,650	1,629,114
Parker-Hannifin Corp.	10,056	1,304,565
Pentair Plc	13,103	389,945
Quanta Services, Inc.	8,611	273,227
Raytheon Co.	407,415	53,432,477
Regal Beloit Corp.	3,224	202,951
Republic Services, Inc. - Class A	15,669	1,176,115
Resideo Technologies, Inc.(1)	10,095	48,860
Roper Technologies, Inc.	6,801	2,120,620
Ryder System, Inc.	4,200	111,048
Schneider National, Inc. - Class B	4,309	83,336
Sensata Technologies Holding Plc(1)	7,103	205,490
Snap-on, Inc.	4,283	466,076
Southwest Airlines Co.	14,783	526,423
Spirit AeroSystems Holdings, Inc. - Class A	480,971	11,509,636
Stanley Black & Decker, Inc.	541,140	54,114,000
Stericycle, Inc.(1)	7,070	343,461
Teledyne Technologies, Inc.(1)	2,821	838,599
Textron, Inc.	18,117	483,180
Timken Co.	5,191	167,877
Trane Technologies Plc	1,111	91,757
TransDigm Group, Inc.	758	242,704
Trinity Industries, Inc.	7,680	123,418
Uber Technologies, Inc.(1)	66,464	1,855,675
Union Pacific Corp.	508,751	71,754,241
United Continental Holdings, Inc.(1)	14,293	450,944
United Parcel Service, Inc. - Class B	559,770	52,293,713
United Rentals, Inc.(1)	1,738	178,840
United Technologies Corp.	1,313,067	123,861,610
Univar, Inc.(1)	12,951	138,835
Valmont Industries, Inc.	1,642	174,019
WABCO Holdings, Inc.(1)	649	87,647
Wabtec Corp.	1,048,868	50,482,017
Waste Management, Inc.	7,272	673,096

Watsco, Inc.	2,541	401,554
WESCO International, Inc.(1)	3,271	74,742
Woodward, Inc.	861	51,178
XPO Logistics, Inc.(1)	3,083	150,296

Total Industrials		1,281,476,155

Information Technology – 11.94%
2U, Inc.(1)	2,687	57,018
Accenture Plc - Class A	303,840	49,604,918
Akamai Technologies, Inc.(1)	1,078	98,626
Alliance Data Systems Corp.	2,965	99,772
Amdocs Ltd.	10,424	573,007
Analog Devices, Inc.	25,007	2,241,878
Apple, Inc.	236,506	60,141,111
Applied Materials, Inc.	33,647	1,541,706
Arrow Electronics, Inc.(1)	6,344	329,063
Autodesk, Inc.(1)	3,919	611,756
Automatic Data Processing, Inc.	270,156	36,924,922
Avnet, Inc.	7,739	194,249
Bill.Com Holdings, Inc.(1)	190	6,498
Broadcom, Inc.	268,573	63,678,658
CACI International, Inc. - Class A(1)	1,924	406,253
Cerence, Inc.(1)	2,745	42,273
Ceridian HCM Holding, Inc.(1)	1,486	74,404
Ciena Corp.(1)	11,992	477,402
Cisco Systems, Inc.	1,795,750	70,590,933
Citrix Systems, Inc.	1,020	144,381
Cognizant Technology Solutions Corp. - Class A	951,458	44,214,253
Coherent, Inc.(1)	1,853	197,178
CommScope Holding Co., Inc.(1)	15,206	138,527
Corning, Inc.	40,772	837,457
Cree, Inc.(1)	7,819	277,262
Cypress Semiconductor Corp.	28,937	674,811
Dell Technologies, Inc. - Class C(1)	3,845	152,070
Dolby Laboratories, Inc. - Class A	4,215	228,495
DXC Technology Co.	20,247	264,223
Dynatrace, Inc.(1)	1,731	41,267
EchoStar Corp. - Class A(1)	3,763	120,303
F5 Networks, Inc.(1)	348	37,107
Fidelity National Information Services, Inc.	18,612	2,263,964
First Solar, Inc.(1)	6,382	230,135
FLIR Systems, Inc.	9,835	313,638
Hewlett Packard Enterprise Co.	102,702	997,236
HP, Inc.	107,572	1,867,450
Intel Corp.	336,737	18,224,206
International Business Machines Corp.	27,560	3,057,231
IPG Photonics Corp.(1)	2,628	289,816
Jabil, Inc.	9,066	222,842
Jack Henry & Associates, Inc.	691	107,271
Juniper Networks, Inc.	26,179	501,066
Lam Research Corp.	1,367	328,080
Leidos Holdings, Inc.	10,499	962,233
Littelfuse, Inc.	1,834	244,692
LogMeIn, Inc.	3,789	315,548
Marvell Technology Group Ltd.	3,062,420	69,302,565
Maxim Integrated Products, Inc.	13,215	642,381
Medallia, Inc.(1)	923	18,497
Microchip Technology, Inc.	592,009	40,138,210
Micron Technology, Inc.(1)	86,979	3,658,337

Microsoft Corp.	960,211	151,434,877
MKS Instruments, Inc.	4,258	346,814
Motorola Solutions, Inc.	3,520	467,878
National Instruments Corp.	9,676	320,082
NortonLifeLock, Inc.	44,304	828,928
Nuance Communications, Inc.(1)	22,500	377,550
NXP Semiconductors NV	502,575	41,678,545
ON Semiconductor Corp.(1)	32,315	401,999
Oracle Corp.	1,855,937	89,697,435
Qorvo, Inc.(1)	9,110	734,539
QUALCOMM, Inc.	752,101	50,879,633
Sabre Corp.	17,459	103,532
Samsung Electronics Co. Ltd.	1,618,901	62,945,329
Skyworks Solutions, Inc.	12,695	1,134,679
SolarWinds Corp.(1)	2,570	40,272
SS&C Technologies Holdings, Inc.	1,705	74,713
SYNNEX Corp.	3,240	236,844
Texas Instruments, Inc.	480,956	48,061,933
Trimble, Inc.(1)	16,460	523,922
VeriSign, Inc.(1)	2,525	454,727
ViaSat, Inc.(1)	4,411	158,443
Visa, Inc. - Class A	347,203	55,941,347
Western Digital Corp.	23,376	972,909
Western Union Co.	25,702	465,977
Xerox Corp.	13,738	260,198

Total Information Technology		987,250,284

Materials – 5.06%
Air Products & Chemicals, Inc.	285,360	56,960,710
Albemarle Corp.	8,228	463,812
Alcoa Corp.(1)	14,518	89,431
AptarGroup, Inc.	3,012	299,814
Ardagh Group SA - Class A	1,510	17,909
Ashland Global Holdings, Inc.	4,409	220,759
Avery Dennison Corp.	420	42,785
Axalta Coating Systems Ltd.(1)	11,164	192,802
Berry Global Group, Inc.(1)	6,311	212,744
Cabot Corp.	4,520	118,062
Celanese Corp. - Class A	466,895	34,265,424
CF Industries Holdings, Inc.	15,457	420,430
Chemours Co.	12,856	114,033
Corteva, Inc.	2,229,602	52,395,647
Crown Holdings, Inc.(1)	4,376	253,983
Domtar Corp.	4,490	97,164
Dow, Inc.	58,888	1,721,885
DowDuPont, Inc.	1,157,595	39,473,990
Eagle Materials, Inc.	499	29,152
Eastman Chemical Co.	10,680	497,474
Ecolab, Inc.	342,452	53,364,295
Element Solutions, Inc.(1)	5,012,200	41,901,992
FMC Corp.	10,096	824,742
Freeport-McMoRan, Inc.	113,213	764,188
Graphic Packaging Holding Co.	22,939	279,856
Huntsman Corp.	16,824	242,770
International Flavors & Fragrances, Inc.	8,397	857,166
International Paper Co.	30,874	961,108
Linde Plc	693,615	119,995,395
LyondellBasell Industries NV - Class A	20,901	1,037,317
Martin Marietta Materials, Inc.	3,425	648,113

Mosaic Co.	27,384	296,295
NewMarket Corp.	59	22,589
Newmont Goldcorp Corp.	64,252	2,909,331
Nucor Corp.	24,030	865,561
O-I Glass, Inc.	12,022	85,476
Olin Corp.	12,029	140,378
Packaging Corp. of America	7,316	635,248
PPG Industries, Inc.	12,514	1,046,170
Reliance Steel & Aluminum Co.	5,068	443,906
Royal Gold, Inc.	3,541	310,581
RPM International, Inc.	8,353	497,003
Sealed Air Corp.	11,349	280,434
Silgan Holdings, Inc.	6,210	180,214
Sonoco Products Co.	7,678	355,875
Southern Copper Corp.	1,700	47,872
Steel Dynamics, Inc.	16,168	364,427
United States Steel Corp.	13,454	84,895
Valvoline, Inc.	14,981	196,101
Vulcan Materials Co.	824	89,050
Westlake Chemical Corp.	2,664	101,685
Westrock Co.	20,031	566,076

Total Materials		418,284,119

Real Estate – 2.66%
Alexandria Real Estate Equities, Inc.	9,525	1,305,496
American Campus Communities, Inc.	10,603	294,233
American Homes 4 Rent - Class A	11,708	271,626
American Tower Corp.	255,766	55,693,046
Apartment Investment & Management Co. - Class A	11,639	409,111
Apple Hospitality REIT, Inc.	16,849	154,505
AvalonBay Communities, Inc.	10,938	1,609,745
Boston Properties, Inc.	12,145	1,120,133
Brandywine Realty Trust	13,849	145,691
Brixmor Property Group, Inc.	23,737	225,501
Camden Property Trust	7,269	575,996
CBRE Group, Inc. - Class A(1)	16,509	622,554
Colony Capital, Inc.	35,724	62,517
Columbia Property Trust, Inc.	9,134	114,175
CoreSite Realty Corp.	668	77,421
Corporate Office Properties Trust	8,548	189,167
Cousins Properties, Inc.	11,294	330,575
CubeSmart	15,152	405,922
CyrusOne, Inc.	8,746	540,065
Digital Realty Trust, Inc.	20,505	2,848,350
Douglas Emmett, Inc.	12,941	394,830
Duke Realty Corp.	28,883	935,232
Empire State Realty Trust, Inc. - Class A	11,558	103,560
EPR Properties	6,195	150,043
Equity Commonwealth	9,503	301,340
Equity Residential	28,738	1,773,422
Essex Property Trust, Inc.	5,139	1,131,813
Extra Space Storage, Inc.	1,889	180,891
Federal Realty Investment Trust	5,915	441,318
Gaming & Leisure Properties, Inc.	15,832	438,705
Healthcare Trust of America, Inc. - Class A	16,930	411,060
Healthpeak Properties, Inc.	39,773	948,586
Highwoods Properties, Inc.	8,102	286,973
Host Hotels & Resorts, Inc.	55,827	616,330
Hudson Pacific Properties, Inc.	12,042	305,385

Invitation Homes, Inc.	42,051	898,630
Iron Mountain, Inc.	19,869	472,882
JBG SMITH Properties	9,625	306,364
Jones Lang LaSalle, Inc.	3,579	361,407
Kilroy Realty Corp.	8,204	522,595
Kimco Realty Corp.	32,400	313,308
Life Storage, Inc.	3,685	348,417
Macerich Co.	11,150	62,774
Medical Properties Trust, Inc.	40,442	699,242
MGM Growth Properties LLC - Class A	2,723,628	64,468,275
Mid-America Apartment Communities, Inc.	8,925	919,543
National Retail Properties, Inc.	13,194	424,715
Omega Healthcare Investors, Inc.	17,788	472,094
Outfront Media, Inc.	9,514	128,249
Paramount Group, Inc.	14,896	131,085
Park Hotels & Resorts, Inc.	19,000	150,290
Prologis, Inc.	57,608	4,629,955
Public Storage	297,362	59,059,067
Rayonier, Inc.	10,029	236,183
Realty Income Corp.	25,610	1,276,915
Regency Centers Corp.	12,989	499,167
Retail Properties of America, Inc. - Class A	16,507	85,341
Service Properties Trust	13,084	70,654
Simon Property Group, Inc.	2,684	147,244
SITE Centers Corp.	11,973	62,379
SL Green Realty Corp.	6,126	264,031
Spirit Realty Capital, Inc.	7,757	202,846
STORE Capital Corp.	16,840	305,141
Sun Communities, Inc.	5,413	675,813
Taubman Centers, Inc.	4,532	189,800
The Howard Hughes Corp.(1)	2,180	110,134
UDR, Inc.	21,468	784,441
Ventas, Inc.	29,125	780,550
VEREIT, Inc.	83,473	408,183
VICI Properties, Inc.	36,154	601,603
Vornado Realty Trust	13,628	493,470
Weingarten Realty Investors	9,267	133,723
Welltower, Inc.	32,265	1,477,092
Weyerhaeuser Co.	58,533	992,134
WP Carey, Inc.	13,475	782,628

Total Real Estate		220,363,681

Utilities – 2.59%
AES Corp.	52,296	711,226
Alliant Energy Corp.	18,887	912,053
Ameren Corp.	19,241	1,401,322
American Electric Power Co., Inc.	38,849	3,107,143
American Water Works Co., Inc.	14,189	1,696,437
Atmos Energy Corp.	9,500	942,685
Avangrid, Inc.	4,471	195,740
CenterPoint Energy, Inc.	39,451	609,518
CMS Energy Corp.	22,228	1,305,895
Consolidated Edison, Inc.	26,151	2,039,778
Dominion Energy, Inc.	880,857	63,589,067
DTE Energy Co.	14,558	1,382,573
Duke Energy Corp.	57,288	4,633,454
Edison International	819,904	44,922,540
Entergy Corp.	15,616	1,467,436
Essential Utilities, Inc.	16,852	685,876

Evergy, Inc.		17,879	984,239
Eversource Energy		25,453	1,990,679
Exelon Corp.		1,374,580	50,598,290
FirstEnergy Corp.		42,438	1,700,491
Hawaiian Electric Industries, Inc.		8,388	361,103
IDACORP, Inc.		3,943	346,156
MDU Resources Group, Inc.		15,651	336,497
National Fuel Gas Co.		6,335	236,232
NextEra Energy, Inc.		38,411	9,242,455
NiSource, Inc.		29,278	731,072
NRG Energy, Inc.		19,862	541,438
OGE Energy Corp.		15,755	484,151
PG&E Corp.(1)		41,502	373,103
Pinnacle West Capital Corp.		8,805	667,331
PPL Corp.		60,442	1,491,709
Public Service Enterprise Group, Inc.		39,663	1,781,265
Sempra Energy		22,171	2,505,101
Southern Co.		81,829	4,430,222
UGI Corp.		16,427	438,108
Vistra Energy Corp.		33,329	531,931
WEC Energy Group, Inc.		24,788	2,184,566
Xcel Energy, Inc.		41,204	2,484,601

Total Utilities			214,043,483

Total Common Stocks (Cost: $8,626,609,665)			8,029,845,644

SHORT-TERM INVESTMENTS – 2.45%
Money Market Funds – 2.36%
Goldman Sachs Financial Square Government Fund - Class I, 0.34%(2)		195,165,296	195,165,296

Total Money Market Funds (Cost: $195,165,296)			195,165,296

	Principal Amount		Value
Time Deposits – 0.09%
Barclays Bank, London, 0.15% due 04/01/2020		$2,269,354	2,269,354
Brown Brothers Harriman, 0.15% due 04/01/2020		7,256	7,256
Citibank, London, -0.65% due 04/01/2020	EUR	4,292,399	4,734,086
ING Bank, Amsterdam, 0.15% due 04/01/2020		$292,093	292,093

Total Time Deposits (Cost: $7,302,789)			7,302,789

Total Short-Term Investments (Cost: $202,468,085)			202,468,085

TOTAL INVESTMENTS IN SECURITIES – 99.55% (Cost: $8,829,077,750)			8,232,313,729

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.45%			37,017,640

TOTAL NET ASSETS – 100.00%			$8,269,331,369

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$439,576,722	$—	$—	$439,576,722
Consumer Discretionary	914,094,853	40,200,057	—	954,294,910
Consumer Staples	693,877,923	19,288,619	—	713,166,542
Energy	190,600,775	—	—	190,600,775
Financials	1,422,016,539	—	—	1,422,016,539
Health Care	1,123,550,163	65,222,271	—	1,188,772,434
Industrials	1,273,952,794	7,523,361	—	1,281,476,155
Information Technology	924,304,955	62,945,329	—	987,250,284
Materials	418,284,119	—	—	418,284,119
Real Estate	220,363,681	—	—	220,363,681
Utilities	214,043,483	—	—	214,043,483
Short-Term Investments
Money Market Funds	195,165,296	—	—	195,165,296
Time Deposits	—	7,302,789	—	7,302,789

Total Assets	$8,029,831,303	$202,482,426	$—	$8,232,313,729